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                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Berger Institutional Products Trust (the "Registrant"). Registrant's 1933 Act No. is 33-63493 and Registrant's 1940 Act No. is 811-07367.

     2. There are no changes to the Prospectus and Statement of Additional Information from the form of the Prospectus and Statement of Additional Information that was filed in the Post-Effective Amendment No. 8 ("PEA No. 8") on April 28, 2000, pursuant to Rule 485(b) of the 1933 Act for the following funds:

                  Berger IPT - Growth Fund
                  Berger IPT - Growth and Income Fund
                  Berger IPT - Small Company Growth Fund
                  Berger IPT - International Fund
                  Berger IPT - New Generation Fund

DATED:  May 5, 2000

                                            Berger Institutional Products Trust

                                            /s/  Anthony R. Bosch

                                            By:  Anthony R. Bosch
                                            Vice President